Stock-Based Compensation (Summary of Stock Option and Restricted Stock Award Activity) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	3,154,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	5,796,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			3 years 8 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	40.00%		44.00%
Stock Options, Number of Shares, Balance at beginning of period (in Shares)	6,908,000
Stock Options, Number of Shares, Balance at end of period (in Shares)	11,652,000	6,908,000
Restricted Stock Award, Number of Shares, Balance at beginning of period (in Shares)	723
Restricted Stock Awards, Number of Shares Granted (in Shares)	917
Restricted Stock Awards, Number of Shares, Balance at end of period (in Shares)	933	723
Restricted Stock Awards, Weighted Average Grant-date Fair Value, Balance at beginning of period (in Dollars per Share)	$ 2.79
Restricted Stock Awards, Weighted Average Grant-date Fair Value, Granted (in Dollars per Share)	$ 3.62	$ 2.61	$ 2.15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(519)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 2.79
Withheld related to net settlement	(64)
Adjustments Related to Tax Withholding for Share-based Compensation	$ 2.78
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	3.18
Restricted Stock Awards, Weighted Average Grant-date Fair Value, Balance at end of period (in Dollars per Share)	$ 3.56	2.79
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(124)
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.12	$ 2.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 6 months	9 years 1 month
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 2.77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 3,473
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1,526
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.58
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,051,687)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 3.27
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.50%	2.70%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 1 month	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.00%	3.00%